Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of off-balance sheet contractual obligations
	2023	2024	2025	2026	2027	Thereafter	Total
Property leases	$947	$1,101	$1,020	$1,019	$978	$11,192	$16,257
Capital commitments	58,329	43,102	54,351	—	—	—	155,782
Other operating commitments	33,946	24,472	14,633	6,209	3,985	11,788	95,033
	$93,222	$68,675	$70,004	$7,228	$4,963	$22,980	$267,072